S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2019
		Value
Security Description	Shares	(Note 1)
Common Stock (105.76%)

Basic Materials (4.49%)
A Schulman Inc - CVR	1	2,518
AK Steel Holding Corp*	28,291	78,083
AdvanSix Inc*	2,487	50,312
American Vanguard Corp	2,434	39,187
Balchem Corp	2,893	288,230
Century Aluminum Co*	4,940	34,827
Clearwater Paper Corp*	1,635	35,790
Cleveland-Cliffs Inc	24,148	192,943
Ferro Corp*	7,326	105,641
HB Fuller Co	4,553	227,104
GCP Applied Technologies Inc*	4,808	107,554
PH Glatfelter Co	4,384	78,254
Hawkins Inc	889	36,733
Innospec Inc	2,189	215,398
Innophos Holdings Inc	1,960	62,524
Kaiser Aluminum Corp	1,431	156,809
Koppers Holdings Inc*	1,849	68,505
Kraton Corp*	2,835	63,873
Livent Corp*	13,053	101,813
Materion Corp	1,824	107,361
Mercer International Inc	4,141	51,887
Neenah Inc	1,507	109,679
Quaker Chemical Corp	1,153	172,062
Rayonier Advanced Materials Inc	4,999	19,595
Rogers Corp*	1,659	215,702
Schweitzer-Mauduit International Inc	2,762	121,141
Stepan Co	1,795	173,936
Total Basic Materials		2,917,461

Communications (4.17%)
ATN International Inc	1,090	61,204
ADTRAN Inc	4,820	44,296
CalAmp Corp*	3,588	37,638
Cincinnati Bell Inc*	4,841	31,418
Cogent Communications Holdings Inc	3,725	233,483
Consolidated Communications Holdings Inc	7,218	26,201
8x8 Inc*	8,878	182,177
ePlus Inc*	1,207	100,869
Extreme Networks Inc*	11,197	78,715
Frontier Communications Corp*	10,665	7,198
Gannett Co Inc	11,397	72,487
Harmonic Inc*	8,550	70,623
HealthStream Inc*	2,287	66,620
Iridium Communications Inc*	8,656	201,685
Liquidity Services Inc*	2,609	18,237
NIC Inc	5,987	135,845
NETGEAR Inc*	2,782	69,856
Perficient Inc*	2,936	124,134
QuinStreet Inc*	3,564	56,097
Scholastic Corp	2,754	102,256
The EW Scripps Co	4,870	72,660
Shenandoah Telecommunications Co	4,190	157,335
Shutterstock Inc*	1,885	78,378
Spok Holdings Inc	1,924	23,684
Stamps.com Inc*	1,458	127,211
TechTarget Inc*	2,200	58,344
Viavi Solutions Inc* (a)	20,464	307,369
Vonage Holdings Corp*	20,350	160,969
Total Communications		2,706,989

Consumer, Cyclical (15.79%)
Abercrombie & Fitch Co	5,646	90,167
Allegiant Travel Co	1,181	200,451
American Axle & Manufacturing Holdings Inc*	10,057	99,162
Anixter International Inc*	2,713	232,884
Asbury Automotive Group Inc*	1,730	191,753
Barnes & Noble Education Inc*	3,275	16,506
Big Lots Inc	3,488	72,899
BJ's Restaurants Inc	1,713	70,490
Bloomin' Brands Inc	7,764	186,724
Boot Barn Holdings Inc*	1,568	62,438
The Buckle Inc	2,729	75,921
Caleres Inc	3,775	82,635
Callaway Golf Co	8,283	172,121
The Cato Corp	1,954	37,243
Cavco Industries Inc*	766	153,208
Century Communities Inc*	1,525	43,463
Chico's FAS Inc	11,607	55,365
The Children's Place Inc	1,484	107,234
Chuy's Holdings Inc*	1,589	45,795
Conn's Inc*	1,705	37,391
Cooper-Standard Holdings Inc*	1,609	45,744
Cooper Tire & Rubber Co	4,486	129,287
Core-Mark Holding Co Inc	4,298	115,831
Crocs Inc*	5,660	197,534
Daktronics Inc	3,984	24,541
Dave & Buster's Entertainment Inc	2,756	110,736

Designer Brands Inc	4,933	81,395
Dine Brands Global Inc	1,535	127,221
Dorman Products Inc*	2,715	201,779
El Pollo Loco Holdings Inc*	2,051	33,062
Ethan Allen Interiors Inc	2,402	42,948
Express Inc*	7,585	29,809
EZCORP Inc*	4,843	24,796
Fiesta Restaurant Group Inc*	2,324	23,008
Fossil Group Inc*	4,397	32,934
Fox Factory Holding Corp*	3,436	226,535
G-III Apparel Group Ltd*	3,842	113,723
GMS Inc*	3,723	115,264
GameStop Corp	8,072	51,176
Garrett Motion Inc*	6,672	77,195
Genesco Inc*	1,274	47,316
Gentherm Inc*	2,949	123,416
Group 1 Automotive Inc	1,561	160,923
Guess? Inc	3,813	73,400
Haverty Furniture Cos Inc	1,917	38,551
Hawaiian Holdings Inc	4,228	128,066
Hibbett Sports Inc*	1,822	51,690
Installed Building Products Inc*	1,905	136,589
Interface Inc	5,225	87,728
iRobot Corp*	2,628	114,476
Kontoor Brands Inc	4,170	149,495
LGI Homes Inc*	1,815	131,170
LCI Industries	2,237	238,151
La-Z-Boy Inc	4,170	131,772
Lithia Motors Inc (a)	2,004	321,802
Lumber Liquidators Holdings Inc*	2,806	25,001
William Lyon Homes*	2,798	58,422
MDC Holdings Inc	4,432	175,374
M*	2,469	109,303
Steven Madden Ltd	6,981	296,483
The Marcus Corp	2,145	67,482
MarineMax Inc*	2,374	39,313
Meritage Homes Corp*	3,217	214,059
Methode Electronics Inc	3,316	123,388
The Michaels Cos Inc*	7,220	59,060
Mobile Mini Inc	3,996	151,688
Monarch Casino & Resort Inc*	1,142	52,075
Motorcar Parts of America Inc*	1,857	36,230
Movado Group Inc	1,570	30,694
Office Depot Inc	48,858	108,953
Oxford Industries Inc	1,521	113,193
JC Penney Co Inc*	31,537	35,637
PetMed Express Inc	1,968	44,929
PriceSmart Inc	1,993	148,957
RH*	1,429	293,788
Red Robin Gourmet Burgers Inc*	1,277	34,824
Regis Corp*	2,192	35,357
Ruth's Hospitality Group Inc	2,478	57,911
ScanSource Inc*	2,257	79,943
Shake Shack Inc*	2,763	171,251
Shoe Carnival Inc	999	35,465
SkyWest Inc	4,553	285,200
Sleep Number Corp*	2,622	126,563
Sonic Automotive Inc	2,169	71,035
Standard Motor Products Inc	1,796	90,465
Tailored Brands Inc	4,990	26,397
Titan International Inc	4,982	14,597
Unifi Inc*	1,447	35,234
UniFirst Corp	1,373	283,181
Universal Electronics Inc*	1,358	75,505
Vera Bradley Inc*	1,892	20,888
Veritiv Corp*	1,144	20,981
Vista Outdoor Inc*	5,502	45,557
Vitamin Shoppe Inc*	1,557	10,089
Wabash National Corp	4,869	76,687
Wingstop Inc	2,632	210,560
Winnebago Industries Inc	2,789	132,561
Wolverine World Wide Inc	7,232	232,147
Zumiez Inc*	1,661	49,065
Signet Jewelers Ltd	4,673	85,843
Total Consumer, Cyclical		10,264,248

Consumer, Non-Cyclical (20.61%)
ABM Industries Inc	5,939	225,623
AMAG Pharmaceuticals Inc*	3,411	36,327
AMN Healthcare Services Inc*	4,172	248,109
ANI Pharmaceuticals Inc*	910	56,074
Acorda Therapeutics Inc*	3,939	6,302
Addus HomeCare Corp*	991	92,370
Akorn Inc*	9,531	34,788
American Public Education Inc*	1,645	40,730
Amphastar Pharmaceuticals Inc*	3,082	60,130
The Andersons Inc	2,657	61,377
AngioDynamics Inc*	3,693	56,761
Anika Therapeutics Inc*	1,232	71,210
Arlo Technologies Inc*	6,180	21,383
Arrowhead Pharmaceuticals Inc* (a)	8,522	622,191
Avon Products Inc*	39,643	181,961
B&G Foods Inc	6,121	101,364
BioTelemetry Inc*	3,030	140,319
Cal-Maine Foods Inc	2,708	117,879
Calavo Growers Inc	1,467	130,842

Cambrex Corp*	3,012	180,630
Cardiovascular Systems Inc*	3,153	143,651
Care.com Inc*	2,509	31,438
Career Education Corp*	6,635	110,672
Central Garden & Pet Co*	1,035	27,303
Central Garden & Pet Co*	3,695	92,412
The Chefs' Warehouse Inc*	2,331	82,890
Coca-Cola Consolidated Inc	415	112,116
Community Health Systems Inc*	11,035	35,312
CONMED Corp	2,433	275,586
Corcept Therapeutics Inc*	9,149	117,382
CorVel Corp*	849	70,051
Cross Country Healthcare Inc*	3,652	44,080
CryoLife Inc*	3,262	80,669
Cutera Inc*	1,289	49,369
Cytokinetics Inc*	5,112	49,433
Darling Ingredients Inc* (a)	14,732	350,622
Diplomat Pharmacy Inc*	5,700	29,355
RR Donnelley & Sons Co	6,596	26,186
Eagle Pharmaceuticals Inc*	904	52,866
Emergent BioSolutions Inc*	3,922	215,161
Enanta Pharmaceuticals Inc*	1,425	90,716
The Ensign Group Inc	4,669	202,775
EVERTEC Inc	5,338	173,058
Forrester Research Inc	996	39,769
HMS Holdings Corp*	7,811	235,892
Hanger Inc*	3,335	87,377
Harsco Corp*	7,513	167,163
Heidrick & Struggles International Inc	1,846	57,263
Heska Corp*	673	64,272
Inogen Inc*	1,627	119,763
Innoviva Inc*	5,977	80,570
Integer Holdings Corp*	2,812	213,290
Inter Parfums Inc	1,574	110,951
Invacare Corp	3,327	29,045
J&J Snack Foods Corp	1,330	246,050
Kelly Services Inc	3,086	67,614
Korn Ferry	5,005	196,596
LHC Group Inc* (a)	2,648	353,243
Lannett Co Inc*	2,918	25,737
Lantheus Holdings Inc*	3,494	73,025
LeMaitre Vascular Inc	1,530	54,422
Luminex Corp	4,147	87,626
MGP Ingredients Inc	1,267	57,801
Magellan Health Inc*	1,941	150,874
The Medicines Co* (a)	6,505	547,721
Medifast Inc	1,114	97,932
Medpace Holdings Inc*	2,426	186,001
Meridian Bioscience Inc	4,249	38,878
Merit Medical Systems Inc*	5,154	144,312
Momenta Pharmaceuticals Inc*	8,826	148,277
Monro Inc	2,970	217,998
Myriad Genetics Inc*	6,875	176,963
National Beverage Corp*	1,042	51,725
Natus Medical Inc*	3,265	104,447
Neogen Corp* (a)	4,683	311,747
NeoGenomics Inc*	9,060	233,839
OraSure Technologies Inc*	6,127	49,629
Orthofix Medical Inc*	1,701	77,225
Owens & Minor Inc	6,011	39,793
Pacira BioSciences Inc*	3,723	172,077
The Pennant Group Inc*	2,334	54,662
Phibro Animal Health Corp	1,987	48,205
Progenics Pharmaceuticals Inc*	7,397	38,612
The Providence Service Corp*	1,099	65,599
Quanex Building Products Corp	2,965	57,699
REGENXBIO Inc*	2,935	122,859
Rent-A-Center Inc	4,464	116,198
Resources Connection Inc	2,990	46,196
John B Sanfilippo & Son Inc	861	84,154
Select Medical Holdings Corp*	9,702	214,511
Seneca Foods Corp*	660	25,806
SpartanNash Co	3,727	52,774
Spectrum Pharmaceuticals Inc*	10,511	94,389
Strategic Education Inc	1,983	281,070
Supernus Pharmaceuticals Inc*	4,690	109,652
Surmodics Inc*	1,330	54,583
Tactile Systems Technology Inc*	1,689	108,451
Team Inc*	2,930	47,378
Tivity Health Inc*	3,849	87,180
TrueBlue Inc*	3,583	83,520
USANA Health Sciences Inc*	735	54,096
US Physical Therapy Inc	1,142	133,454
United Natural Foods Inc*	5,088	46,403
Universal Corp	2,341	122,247
Vanda Pharmaceuticals Inc*	4,763	79,685
Varex Imaging Corp*	3,433	102,784
Vector Group Ltd	10,687	143,633
Viad Corp	1,900	119,510
WD-40 Co	1,227	236,946
Xencor Inc*	4,404	173,518
Cardtronics PLC*	3,281	138,524
Endo International PLC*	18,017	91,526
Fresh Del Monte Produce Inc	2,724	89,075
Total Consumer, Non-Cyclical		13,391,279

Energy (3.54%)
Archrock Inc	11,415	96,000
Bonanza Creek Energy Inc*	1,864	32,545
Callon Petroleum Co*	20,415	74,515
Carrizo Oil & Gas Inc*	8,776	56,254
CONSOL Energy Inc*	2,836	36,187
DMC Global Inc	786	36,227
Denbury Resources Inc*	46,431	45,804
Diamond Offshore Drilling Inc*	6,436	36,363
Dril-Quip Inc*	3,394	143,430
Era Group Inc*	2,067	19,781
Exterran Corp*	3,227	17,361
FutureFuel Corp	2,258	25,335
Geospace Technologies Corp*	1,047	15,098
Green Plains Inc	3,022	46,086
Gulfport Energy Corp*	15,178	35,972
Helix Energy Solutions Group Inc*	12,637	104,887
HighPoint Resources Corp*	9,646	12,058
KLX Energy Services Holdings Inc*	2,045	11,554
Laredo Petroleum Inc*	15,407	33,279
Matrix Service Co*	2,446	51,219
Newpark Resources Inc*	8,961	52,511
Oceaneering International Inc*	8,846	118,625
Oil States International Inc*	5,410	86,235
PDC Energy Inc*	5,266	119,696
Par Pacific Holdings Inc*	2,984	74,272
Penn Virginia Corp*	1,312	31,685
ProPetro Holding Corp*	6,944	59,857
QEP Resources Inc	21,274	69,566
Range Resources Corp	18,656	65,109
Renewable Energy Group Inc*	3,755	64,060
REX American Resources Corp*	531	48,772
Ring Energy Inc*	5,422	10,410
SM Energy Co	5,709	47,442
SRC Energy Inc*	23,938	85,459
SunCoke Energy Inc	6,488	33,219
Talos Energy Inc*	1,793	41,598
TETRA Technologies Inc*	12,600	15,498
US Silica Holdings Inc	7,460	36,778
Unit Corp*	5,423	4,640
Warrior Met Coal Inc	4,611	94,664
Whiting Petroleum Corp*	9,066	41,522
Nabors Industries Ltd	32,902	67,778
Noble Corp plc*	24,763	26,249
Valaris plc	17,694	75,376
Total Energy		2,300,976

Financial (26.00%)
Banks (9.80%)
Allegiance Bancshares Inc*	1,740	62,431
Ameris Bancorp	5,421	236,627
Banner Corp	3,113	170,063
CVB Financial Corp	9,577	204,565
Cadence BanCorp	11,628	191,978
Central Pacific Financial Corp	2,553	74,190
City Holding Co	1,547	122,956
Columbia Banking System Inc	6,522	254,880
Community Bank System Inc	4,613	312,992
Customers Bancorp Inc*	2,828	66,119
Eagle Bancorp Inc	3,182	141,344
First BanCorp	19,432	204,036
First Commonwealth Financial Corp	9,229	131,144
First Financial Bancorp	8,814	214,356
First Midwest Bancorp Inc	9,878	212,970
Flagstar Bancorp Inc	2,967	110,550
Franklin Financial Network Inc	1,168	39,876
Glacier Bancorp Inc (a)	7,660	335,891
Great Western Bancorp Inc	5,091	174,978
Hanmi Financial Corp	2,765	54,277
Heritage Financial Corp	3,361	92,696
HomeStreet Inc*	2,181	69,618
Hope Bancorp Inc	11,275	163,600
Independent Bank Corp	3,073	258,747
Meta Financial Group Inc	2,742	97,533
NBT Bancorp Inc	3,914	156,560
National Bank Holdings Corp	2,643	94,725
OFG Bancorp	4,362	93,565
Old National Bancorp	14,019	253,464
Opus Bank	2,188	56,253
Preferred Bank	1,334	73,570
S&T Bancorp Inc	3,079	116,140
Seacoast Banking Corp of Florida*	4,601	136,880
ServisFirst Bancshares Inc	4,117	149,694
Simmons First National Corp	8,638	223,811
Southside Bancshares Inc	2,836	99,572
Tompkins Financial Corp	1,107	96,032
Triumph Bancorp Inc*	2,315	83,016
TrustCo Bank Corp NY	8,665	76,079
United Community Banks Inc	7,071	219,201
Veritex Holdings Inc	4,539	118,059
Walker & Dunlop Inc	2,556	167,776
Westamerica Bancorporation	2,412	156,780
		6,369,594
Diversified Financial Service (1.52%)
Blucora Inc*	4,714	110,968
Boston Private Financial Holdings Inc	7,502	88,073

Encore Capital Group Inc*	2,392	87,236
Enova International Inc*	3,399	78,279
Greenhill & Co Inc	1,752	29,802
INTL. FCStone Inc*	1,498	59,920
PRA Group Inc*	4,060	148,758
Piper Jaffray Cos	1,270	102,718
Virtus Investment Partners Inc	583	68,677
Waddell & Reed Financial Inc	6,534	105,524
WisdomTree Investments Inc	11,401	55,409
World Acceptance Corp*	575	54,619
		989,983
Insurance (3.91%)
Ambac Financial Group Inc*	4,388	91,358
American Equity Investment Life Holding Co	8,135	241,772
AMERISAFE Inc	1,725	116,610
eHealth Inc*	1,827	168,559
Employers Holdings Inc	2,853	122,593
HCI Group Inc	756	35,003
Horace Mann Educators Corp	3,684	159,922
Kinsale Capital Group Inc	1,838	186,116
NMI Holdings Inc*	6,059	203,401
ProAssurance Corp	4,807	180,743
RLI Corp (a)	3,564	325,643
Safety Insurance Group Inc	1,369	133,683
Stewart Information Services Corp	2,120	90,672
United Fire Group Inc	1,919	84,321
United Insurance Holdings Corp	2,058	26,116
Universal Insurance Holdings Inc	2,810	81,771
FGL Holdings	11,694	106,766
James River Group Holdings Ltd	2,891	114,368
Third Point Reinsurance Ltd*	7,370	70,384
		2,539,801
Real Estate (9.14%)
Acadia Realty Trust	7,755	208,454
Agree Realty Corp	3,744	279,976
American Assets Trust Inc	3,772	179,283
Apollo Commercial Real Estate Finance Inc	11,233	205,227
Armada Hoffler Properties Inc	4,539	81,974
ARMOUR Residential REIT Inc	4,911	84,764
CBL & Associates Properties Inc	16,968	24,434
Capstead Mortgage Corp	8,523	66,309
CareTrust REIT Inc	8,852	184,830
Cedar Realty Trust Inc	7,158	19,112
Chatham Lodging Trust	4,440	81,252
Community Healthcare Trust Inc	1,592	75,779
DiamondRock Hospitality Co	17,902	184,391
Easterly Government Properties Inc	6,058	140,909
Essential Properties Realty Trust Inc	7,246	189,048
Four Corners Property Trust Inc	6,118	173,262
Franklin Street Properties Corp	9,588	83,511
Getty Realty Corp	3,197	107,291
Global Net Lease Inc	7,554	154,026
Granite Point Mortgage Trust Inc	5,096	92,594
Hersha Hospitality Trust	3,592	50,935
iStar Inc	5,281	68,600
Independence Realty Trust Inc	8,262	123,434
Innovative Industrial Properties Inc	974	75,397
Invesco Mortgage Capital Inc	12,048	195,660
KKR Real Estate Finance Trust Inc	2,156	43,530
Kite Realty Group Trust	7,509	145,299
LTC Properties Inc	3,554	166,363
Lexington Realty Trust	19,586	217,014
Marcus & Millichap Inc*	2,142	78,740
National Storage Affiliates Trust	5,302	177,617
New York Mortgage Trust Inc	18,492	115,205
Office Properties Income Trust	4,302	143,515
Pennsylvania Real Estate Investment Trust	5,339	30,753
PennyMac Mortgage Investment Trust	6,770	156,319
RPT Realty	7,667	113,318
RE	1,780	68,263
Realogy Holdings Corp	6,314	66,108
Redwood Trust Inc	9,626	155,749
Retail Opportunity Investments Corp	10,222	186,449
Saul Centers Inc	1,169	62,121
Summit Hotel Properties Inc	9,400	113,928
Universal Health Realty Income Trust	1,131	134,815
Urstadt Biddle Properties Inc	2,991	72,891
Washington Prime Group Inc	16,685	69,410
Washington Real Estate Investment Trust	7,161	222,492
Whitestone REIT	3,993	56,062
Xenia Hotels & Resorts Inc	10,072	212,116
		5,938,529
Savings&Loans (1.63%)
Axos Financial Inc*	4,763	140,270
Banc of California Inc	4,101	62,991
Berkshire Hills Bancorp Inc	4,061	128,125
Brookline Bancorp Inc	7,138	114,565
Dime Community Bancshares Inc	2,890	58,262
Northfield Bancorp Inc	3,875	65,488
Northwest Bancshares Inc	8,964	149,161
Oritani Financial Corp	3,427	63,742
Pacific Premier Bancorp Inc	4,527	145,045
Provident Financial Services Inc	5,421	131,839
		1,059,488
Total Financial		16,897,395

Industrial (19.51%)
AAON Inc	3,634	179,411
AAR Corp	2,947	131,701
AZZ Inc	2,338	89,008
Actuant Corp	4,891	120,123
Aegion Corp*	2,762	59,825
Aerojet Rocketdyne Holdings Inc*	6,472	286,062
Advanced Energy Industries Inc*	3,425	219,919
AeroVironment Inc*	1,929	118,325
Alamo Group Inc	866	99,417
Alarm.com Holdings Inc*	3,306	144,208
Albany International Corp	2,745	229,702
American Woodmark Corp*	1,406	144,677
Apogee Enterprises Inc	2,371	90,667
Applied Industrial Technologies Inc	3,451	220,346
Applied Optoelectronics Inc*	1,964	21,015
ArcBest Corp	2,482	71,432
Arcosa Inc	4,530	177,621
Astec Industries Inc	2,015	75,482
Atlas Air Worldwide Holdings Inc*	2,496	65,121
Badger Meter Inc	2,728	169,136
Barnes Group Inc	4,254	251,794
Bel Fuse Inc	988	16,371
Benchmark Electronics Inc	3,364	115,957
Boise Cascade Co	3,485	132,151
Brady Corp	4,422	252,054
Briggs & Stratton Corp	4,252	22,748
Chart Industries Inc*	3,048	168,250
CIRCOR International Inc*	1,919	85,127
Comfort Systems USA Inc	3,295	168,375
Comtech Telecommunications Corp	2,370	89,562
DXP Enterprises Inc*	1,585	61,070
Echo Global Logistics Inc*	2,538	50,836
Encore Wire Corp	1,869	109,037
EnPro Industries Inc	1,943	128,996
ESCO Technologies Inc	2,323	204,587
Exponent Inc	4,642	294,999
FARO Technologies Inc*	1,657	80,729
Federal Signal Corp	5,397	177,777
Forward Air Corp	2,531	177,246
Franklin Electric Co Inc	3,439	190,761
Gibraltar Industries Inc*	2,881	150,446
The Greenbrier Cos Inc	2,904	81,719
Griffon Corp	3,397	72,084
Haynes International Inc	1,242	45,606
Heartland Express Inc	4,178	89,451
Hillenbrand Inc	5,603	177,167
Hub Group Inc*	2,988	152,597
Insteel Industries Inc	1,735	40,478
Itron Inc*	3,134	250,971
John Bean Technologies Corp	2,831	310,136
Kaman Corp	2,492	158,491
KEMET Corp	5,188	138,623
Knowles Corp*	7,658	167,710
LSB Industries Inc*	1,435	5,683
Lindsay Corp	1,030	92,927
Lydall Inc*	1,743	32,455
MYR Group Inc*	1,615	55,491
Marten Transport Ltd	3,836	81,055
Matson Inc	4,012	151,413
Matthews International Corp	2,815	107,955
Mesa Laboratories Inc	196	45,888
Moog Inc	2,906	249,538
Mueller Industries Inc	5,305	166,524
Myers Industries Inc	3,548	58,719
National Presto Industries Inc	504	44,846
OSI Systems Inc*	1,577	156,896
Olympic Steel Inc	881	14,766
PGT Innovations Inc*	5,238	75,322
Park Aerospace Corp	1,909	31,136
Patrick Industries Inc*	2,006	99,337
Plexus Corp*	2,618	198,706
Powell Industries Inc	838	34,852
Proto Labs Inc*	2,403	232,827
Raven Industries Inc	3,212	110,396
SPX Corp*	3,937	188,110
SPX FLOW Inc*	3,806	180,404
Saia Inc*	2,316	219,788
Sanmina Corp*	6,465	205,652
SEACOR Holdings Inc*	1,714	72,571
Simpson Manufacturing Co Inc	3,635	295,162
Standex International Corp	1,113	85,901
Sturm Ruger & Co Inc	1,485	67,642
TTM Technologies Inc*	9,342	125,276
Tennant Co	1,628	121,221
TimkenSteel Corp*	3,932	22,884
TopBuild Corp* (a)	3,065	338,008
Tredegar Corp	2,521	54,277
Triumph Group Inc	4,476	124,030
US Concrete Inc*	1,585	64,874
Universal Forest Products Inc	5,487	272,155
US Ecology Inc	2,200	120,978
Vicor Corp*	1,588	65,219
Watts Water Technologies Inc	2,471	239,588
Fabrinet*	3,296	199,375
Ichor Holdings Ltd*	2,215	69,883
SMART Global Holdings Inc*	1,196	36,837
Trinseo SA	3,594	136,536
Total Industrial		12,680,207

Technology (9.38%)
Agilysys Inc*	1,424	36,070
Axcelis Technologies Inc*	3,225	69,144
Bottomline Technologies DE Inc*	3,414	168,959
Brooks Automation Inc	6,458	289,125
CSG Systems International Inc	2,951	168,768
CTS Corp	2,921	79,977
Cabot Microelectronics Corp (a)	2,596	346,332
CEVA Inc*	2,229	57,776
Cohu Inc	4,066	72,131
Computer Programs & Systems Inc	1,062	28,239
Covetrus Inc*	8,711	124,654
Cubic Corp	2,685	159,892
DSP Group Inc*	2,148	30,437
Diebold Nixdorf Inc*	7,353	53,456
Digi International Inc*	2,432	43,387
Diodes Inc*	3,693	170,395
Donnelley Financial Solutions Inc*	3,281	32,941
Ebix Inc	2,210	76,864
ExlService Holdings Inc*	3,056	213,339
FormFactor Inc*	6,723	155,570
Glu Mobile Inc*	10,305	56,987
Insight Enterprises Inc*	3,200	209,888
Kulicke & Soffa Industries Inc	5,670	142,260
LivePerson Inc*	5,605	222,462
MTS Systems Corp	1,607	72,990
ManTech International Corp	2,396	185,882
MaxLinear Inc*	6,001	119,240
MicroStrategy Inc*	733	110,192
NextGen Healthcare Inc*	4,741	87,329
Omnicell Inc*	3,724	297,883
OneSpan Inc*	2,814	52,481
Onto Innovation Inc*	4,368	146,590
PDF Solutions Inc*	2,557	40,503
Photronics Inc*	6,008	70,653
Pitney Bowes Inc	9,991	47,058
Power Integrations Inc	2,622	239,887
Progress Software Corp	4,169	175,140
Qualys Inc*	3,017	264,017
Rambus Inc*	9,937	129,678
SPS Commerce Inc*	3,119	175,692
Sykes Enterprises Inc*	3,458	121,514
Tabula Rasa HealthCare Inc*	1,693	75,525
3D Systems Corp*	11,420	96,956
TiVo Corp	12,338	96,360
TTEC Holdings Inc	1,380	63,383
Ultra Clean Holdings Inc*	3,885	86,402
Unisys Corp*	5,140	58,493
Veeco Instruments Inc*	4,630	63,385
Virtusa Corp*	2,769	123,747
Xperi Corp	4,412	87,313
Total Technology		6,097,346

Utilities (2.28%)
American States Water Co	3,293	280,860
Avista Corp	5,911	279,472
California Water Service Group	4,304	221,226
El Paso Electric Co	3,647	247,340
Northwest Natural Holding Co	2,722	187,192
South Jersey Industries Inc	8,261	258,074
Total Utilities		1,474,164
Total Common Stock (Cost $53,160,172)		68,730,065

Total Investments (Cost $53,759,735) (b) (105.76%)		68,730,065
Liabilities in Excess of Other Assets (-5.76%)		(3,744,342)
Net Assets (100.00%)		64,985,723

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $53,794,553.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	23,204,064
Unrealized depreciation	(7,668,983)
Net unrealized appreciation	15,535,081

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2019:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
13 / MAR 2019 / Long / CME	555,566	568,330	12,764